DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	February 28, 2025	August 31, 2024

Deposits and Prepayments	$46,394	$33,406
Other receivables (Advances to suppliers)	41,624	81,400

Total	$88,018	$114,806

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	August 31, 2024	August 31, 2023

Deposits and Prepayments	$33,406	$20,777
Other receivables (Advances to suppliers)	81,400	596,730
Total	$114,806	$617,507